Variable Interest Entities - Summary of Assets and Liabilities Related to VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Restricted cash	$ 24,616	$ 6,804	$ 7,027
Accounts receivable	6,165	2,309
Inventory	1,132,571	171,359
Prepaid expenses and other current assets	9,808	2,880
Property and equipment, net	5,146	8,231
Total assets	1,353,082	235,873
Liabilities
Accounts payable	6,399	2,149
Total liabilities	1,095,513	195,008
Variable Interest Entity
ASSETS
Restricted cash	24,616	6,804
Accounts receivable	4,845	1,638
Inventory	1,132,571	171,212
Prepaid expenses and other current assets	2,871	1,036
Property and equipment, net	0	2,772
Total assets	1,164,903	183,462
Liabilities
Accounts payable	2,810	716
Accrued liabilities	3,537	575
Secured credit facilities and notes payable, net - current portion	1,026,196	173,539
Secured credit facilities and notes payable - net of current portion		653
Total liabilities	$ 1,032,543	$ 175,483